Other Accounts Receivable, Net (Details) - Schedule of Tax Credit Related to VAT - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	$ 39,706	$ 50,172
Cumbra Peru S.A. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	14,336	14,492
Tren Urbano de Lima S.A. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	4,724	8,501
Viva Negocio Inmobiliario S.A.C. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	9,138	8,077
Unna Transporte S.A.C. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	3,640	5,033
Carretera Andina del Sur S.A.C. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	2,308	4,313
Unna Energia S.A. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	1,701	3,511
Cumbra Ingenieria S.A. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	212	2,023
AENZA S.A.A. [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	116	879
Others [Member]
Schedule of Tax Credit Related to VAT [Line Items]
Value added tax	$ 3,531	$ 3,343